Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Taxes [Abstract]
Benefit at statutory rate, Amount	$ (7,653,000)	$ (9,581,000)
State income taxes, net of federal benefit, Amount	(681,000)	(853,000)
Stock based compensation, Amount	116,000	7,000
Interest on convertible debt, Amount		75,000
Offering costs, Amount	203,000
Contingent consideration, Amount	4,000
Change in tax rate, Amount	(11,000)
Change in valuation allowance, Amount	7,922,000	8,672,000
Reduction of net operating losses upon deconsolidation, Amount		1,674,000
Other, Amount	100,000	6,000
Net income tax provision (benefit), Amount
Benefit at statutory rate, Percentage	(34.00%)	(34.00%)
State income taxes, net of federal benefit, Percentage	(3.02%)	(3.03%)
Stock based compensation, Percentage	0.51%	0.03%
Interest on convertible debt, Percentage	0.00%	0.27%
Offering costs, Percentage	0.90%	0.00%
Contingent consideration, Percentage	0.02%	0.00%
Change in tax rate, Percentage	(0.05%)	0.00%
Change in valuation allowance, Percentage	35.19%	30.77%
Reduction of net operating losses upon deconsolidation, Percentage	0.00%	5.94%
Other, Percentage	0.45%	0.02%
Net income tax provision (benefit), Percentage	0.00%	0.00%